Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The Company has entered into operating leases for office space. Future minimum payments under the various operating leases are as follows:

2018	$712
2019	684
2020	588
2021	201
2022	201
Thereafter	386

Total minimum payments required	$2,772